Significant Accounting Policies, Leases (Details) $ in Thousands		1 Months Ended	3 Months Ended			12 Months Ended
	Nov. 07, 2018 Agreement	Apr. 30, 2018 USD ($)	Jun. 30, 2020 Agreement	Dec. 31, 2019 Agreement Vessel	Sep. 30, 2019 Agreement	Dec. 31, 2020 Agreement Vessel	Dec. 31, 2019 Vessel
Leases [Abstract]
Number of time charter agreements | Agreement						6
Number of time charters commenced | Agreement	1		1	2	2
Number of vessels having scrubbers installed | Vessel						1	5
Number of vessels that will have scrubbers installed | Vessel				6		6	6
Impairment charge | $		$ 0
Minimum [Member]
Leases [Abstract]
Term of time charter agreements						10 months
Maximum [Member]
Leases [Abstract]
Term of time charter agreements						60 months
Long-Term Time Charter Agreements [Member] | Minimum [Member]
Leases [Abstract]
Term of time charter agreements						33 months
Long-Term Time Charter Agreements [Member] | Maximum [Member]
Leases [Abstract]
Term of time charter agreements						60 months